Financial instruments - Hedging Effect in Profit and Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Abstract]
Effect on Profit or Loss	$ 25,714	$ (17,761)
Hedge Reserves from Variation in Gross Hedges	$ (19,967)	$ (46,529)